Intangible Assets Other Than Goodwill - Aggregate Amortization (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Weighted average amortization periods of intangible assets
Within One Year	$ 3,712
Year Two	2,765
Year Three	2,765
Year Four	2,765
Year Five	2,765
Thereafter	48,779
Total	63,551	$ 67,074
Trade name
Weighted average amortization periods of intangible assets
Within One Year	1,042
Year Two	0
Total	1,042	2,084
Port terminal operating rights
Weighted average amortization periods of intangible assets
Within One Year	895
Year Two	990
Year Three	990
Year Four	990
Year Five	990
Thereafter	38,135
Total	42,990	43,696
Customer relationships
Weighted average amortization periods of intangible assets
Within One Year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	10,644
Total	$ 19,519	$ 21,294